RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

16.   RELATED PARTY TRANSACTIONS

Nature of related parties:	Relationship with the Company
BTG	Parent company of Poly Victory Investments Limited
Ctrip.com International, Ltd.	Principal shareholder of the Company, common directors
JianGuo Inns	A subsidiary of BTG
Shanghai XinZhi Trading Co., Ltd.	Non controlling interests of subsidiary
Fujian Yun Tong Co., Ltd.	Non controlling interests of subsidiary
Shanghai Dinuo Co., Ltd.	Non controlling interests of subsidiary
Sun Yan	Non controlling interests of subsidiary
Xiamen Shuiwu Co., Ltd.	Non controlling interests of subsidiary

Transactions with related parties:

	2011	2012	2013
Agency fees paid to Ctrip.com International, Ltd.	17,661	35,932	38,710
Rental fees paid to JianGuo Inns	2,800	2,050	1,800

Some customers book hotel rooms through Ctrip.com International, Ltd. and the Company pays agency fees to Ctrip.com International, Ltd. for such bookings. Agency fees paid to Ctrip.com International, Ltd. for the years ended December 31, 2011, 2012 and 2013 are presented as above.

JianGuo Inns has been the lessor of certain leased-and-operated hotels in Home inns chain. Total rental fees paid to JianGuo Inns for the years ended December 31, 2011, 2012 and 2013 are presented as above.

As of December 31, significant balances with related parties are as follows:

Due from related parties:
	2012	2013
Shanghai XinZhi Trading Co., Ltd.	2,457	2,894
Fujian Yun Tong Co., Ltd.	1,766	1,408
Xiamen Shuiwu Co., Ltd.	220	980
Shanghai Dinuo Co., Ltd.	1,425	136
Sun Yan	950	91
	6,818	5,509

The amount due from all the related parities represented the advance payment for dividends.

Due to related parties:
	2012	2013
Ctrip.com International, Ltd.	3,798	3,029

The amounts due from and due to related parties as of December 31, 2012 and 2013 mainly arose from the above transactions and payments made by the Company and related parties on behalf of each other. These amounts are not collateralized, free of interest and receivable or payable on demand.